HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary profit/(loss) and other comprehensive income relating to Russia operations (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Profit before tax	$ 142	$ 188	[1]	$ 261	$ 224	[1],[2]
Income tax benefit / (expense)	53	40	[1]	94	63	[1]
Profit for the period	89	271	[1]	167	631	[1]
Other comprehensive income / (loss)	(62)	(174)		(82)	(387)
Total comprehensive income / (loss)	$ 27	$ 97		$ 85	244
Assets and liabilities classified as held for sale | Russia CGU
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenue					1,881
Operating expense					(1,355)
Other expense, by function					(2)
Profit before tax					524
Income tax benefit / (expense)					(54)
Profit for the period					470
Other comprehensive income / (loss)					(246)
Total comprehensive income / (loss)					$ 224

[1]	Certain prior period comparatives have been represented to conform with the current year presentation.
[2]	Certain comparatives have been represented to conform with the current year classification.